UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 29, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2015 to Feb. 29, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,033.20	0.84%	$4.25
Class C	1,000.00	1,029.30	1.59%	8.02
Institutional Class	1,000.00	1,034.50	0.59%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,037.90	0.82%	$4.15
Class C	1,000.00	1,034.00	1.57%	7.94
Institutional Class	1,000.00	1,039.10	0.57%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class C	1,000.00	1,017.06	1.57%	7.87
Institutional Class	1,000.00	1,022.03	0.57%	2.87

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,036.10	0.84%	$4.25
Class C	1,000.00	1,032.20	1.59%	8.03
Institutional Class	1,000.00	1,036.40	0.59%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,030.10	0.86%	$4.34
Class C	1,000.00	1,026.30	1.61%	8.11
Institutional Class	1,000.00	1,031.40	0.61%	3.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.59	0.86%	$4.32
Class C	1,000.00	1,016.86	1.61%	8.07
Institutional Class	1,000.00	1,021.83	0.61%	3.07

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,037.60	0.80%	$4.05
Class C	1,000.00	1,033.80	1.55%	7.84
Institutional Class	1,000.00	1,038.90	0.55%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class C	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,022.13	0.55%	2.77

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,027.90	0.88%	$4.44
Class C	1,000.00	1,025.20	1.64%	8.26
Institutional Class	1,000.00	1,030.30	0.64%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.49	0.88%	$4.42
Class C	1,000.00	1,016.71	1.64%	8.22
Institutional Class	1,000.00	1,021.68	0.64%	3.22

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.16%
Corporate Revenue Bonds	9.12%
Education Revenue Bonds	24.76%
Electric Revenue Bonds	7.41%
Healthcare Revenue Bonds	16.15%
Lease Revenue Bonds	4.79%
Local General Obligation Bond	1.10%
Pre-Refunded Bonds	12.50%
Special Tax Revenue Bonds	12.66%
Transportation Revenue Bonds	5.33%
Water & Sewer Revenue Bonds	4.34%
Short-Term Investment	0.82%
Total Value of Securities	98.98%
Receivables and Other Assets Net of Liabilities	1.02%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	95.38%
Guam	1.62%
Puerto Rico	1.98%
Total Value of Securities	98.98%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.07%
Corporate Revenue Bonds	3.23%
Education Revenue Bonds	13.01%
Electric Revenue Bonds	6.08%
Healthcare Revenue Bonds	14.56%
Housing Revenue Bonds	5.20%
Lease Revenue Bonds	17.71%
Local General Obligation Bonds	5.28%
Pre-Refunded Bonds	6.33%
Resource Recovery Revenue Bond	1.20%
Special Tax Revenue Bonds	6.64%
State General Obligation Bonds	5.51%
Transportation Revenue Bonds	6.31%
Water & Sewer Revenue Bonds	4.01%
Short-Term Investments	3.79%
Total Value of Securities	98.86%
Receivables and Other Assets Net of Liabilities	1.14%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
California	98.49%
U.S. Virgin Islands	0.37%
Total Value of Securities	98.86%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.47%
Corporate Revenue Bond	2.08%
Education Revenue Bonds	10.37%
Electric Revenue Bonds	4.28%
Healthcare Revenue Bonds	31.77%
Housing Revenue Bonds	0.37%
Lease Revenue Bonds	3.39%
Local General Obligation Bonds	10.70%
Pre-Refunded Bonds	8.32%
Special Tax Revenue Bonds	15.94%
Transportation Revenue Bonds	11.11%
Water & Sewer Revenue Bond	0.14%
Short-Term Investments	0.49%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	95.60%
Guam	1.65%
Puerto Rico	1.13%
U.S. Virgin Islands	0.58%
Total Value of Securities	98.96%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.85%
Corporate Revenue Bonds	4.68%
Education Revenue Bonds	13.02%
Electric Revenue Bond	2.14%
Healthcare Revenue Bonds	11.97%
Housing Revenue Bonds	2.36%
Lease Revenue Bonds	7.03%
Local General Obligation Bonds	26.22%
Pre-Refunded Bonds	7.99%
Special Tax Revenue Bonds	16.74%
Transportation Revenue Bonds	4.35%
Water & Sewer Revenue Bond	0.35%
Short-Term Investment	2.01%
Total Value of Securities	98.86%
Receivables and Other Assets Net of Liabilities	1.14%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	3.09%
Idaho	91.63%
Puerto Rico	2.22%
U.S. Virgin Islands	1.92%
Total Value of Securities	98.86%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.74%
Corporate Revenue Bonds	7.28%
Education Revenue Bonds	22.81%
Electric Revenue Bonds	3.43%
Healthcare Revenue Bonds	14.93%
Housing Revenue Bond	0.12%
Lease Revenue Bonds	8.74%
Local General Obligation Bonds	6.00%
Pre-Refunded Bonds	6.54%
Resource Recovery Revenue Bond	0.41%
Special Tax Revenue Bonds	15.94%
State General Obligation Bonds	0.78%
Transportation Revenue Bonds	9.85%
Water & Sewer Revenue Bonds	1.91%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.30%
New York	97.76%
Puerto Rico	0.55%
U.S. Virgin Islands	0.13%
Total Value of Securities	98.74%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.02%
Corporate Revenue Bonds	4.80%
Education Revenue Bonds	24.35%
Electric Revenue Bonds	0.63%
Healthcare Revenue Bonds	26.47%
Housing Revenue Bonds	1.27%
Lease Revenue Bonds	3.65%
Local General Obligation Bonds	9.25%
Pre-Refunded/Escrowed to Maturity Bonds	11.38%
Resource Recovery Revenue Bonds	1.09%
Special Tax Revenue Bonds	3.30%
State General Obligation Bonds	1.51%
Transportation Revenue Bonds	8.39%
Water & Sewer Revenue Bonds	3.93%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	1.05%
Pennsylvania	98.97%
Total Value of Securities	100.02%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.16%

Corporate Revenue Bonds – 9.12%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	1,500,000	$1,676,880
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,698,248
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,220,040
Salt Verde Financial Senior Gas Revenue
5.00%12/1/37	1,000,000	1,184,730

		7,779,898

Education Revenue Bonds – 24.76%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,662,375
Arizona State University
Series D 5.00% 7/1/41	1,250,000	1,455,575
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,074,800
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	724,180
5.125% 5/15/40	1,305,000	1,466,885
Northern Arizona University
5.00% 6/1/36	475,000	527,193
5.00% 6/1/41	1,240,000	1,365,401
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,052,690
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,324,213
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	509,755
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,090,430
6.30% 7/1/42	500,000	555,675
6.40% 7/1/47	500,000	557,125
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	500,000	565,030
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,168,300
Pima County Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	990,090
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	677,168

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	$981,382
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,210,330
Series A 5.00% 6/1/38	1,000,000	1,159,880

		21,118,477

Electric Revenue Bonds – 7.41%
Mesa Utilities System Revenue
5.00% 7/1/18 (NATL-RE)	1,500,000	1,650,090
Pinal County Electric District No. 3
5.25%7/1/41	2,000,000	2,310,520
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,192,070
Series A 5.00% 12/1/45	1,000,000	1,164,940

		6,317,620

Healthcare Revenue Bonds – 16.15%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,663,770
Series A 5.00% 1/1/44	1,000,000	1,129,060
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,089,495
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,136,050
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,816,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,691,648
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,308,516
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,255,540
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	337,082
Series A 5.25% 8/1/32	300,000	348,810

		13,776,146

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 4.79%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	$1,012,990
Arizona State Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,690,890
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A 5.00% 7/1/36	350,000	376,505
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,090

		4,082,475

Local General Obligation Bond – 1.10%
City of Chandler
5.00% 7/1/23	750,000	937,995

		937,995

Pre-Refunded Bonds – 12.50%
Arizona Department of Transportation State Highway Fund Revenue
Series A 5.00% 7/1/29-18 §	1,115,000	1,226,154
Series B 5.00% 7/1/32-18 §	1,000,000	1,100,430
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	394,060
Coconino & Yavapai Counties Joint Unified School District No. 9
(Sedona Oak Creek Project of 2007) Series B 5.375% 7/1/28-19 §	1,350,000	1,553,310
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A 5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,063,090
Glendale Industrial Development Authority Hospital Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	2,205,000	2,370,441
University of Arizona Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	2,959,900

		10,667,385

Special Tax Revenue Bonds – 12.66%
Arizona Department of Transportation State Highway Fund Revenue
5.00%7/1/32	1,500,000	1,796,865
Subordinated Series A 5.00% 7/1/38	750,000	875,670

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
City of Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	$1,183,720
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	195,000	195,616
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,405,213
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	648,677
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	597,712
Series A 5.25% 1/1/36	705,000	785,356
Marana Tangerine Farm Road Improvement District Revenue
4.60% 1/1/26	616,000	624,070
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,176,790
Queen Creek Improvement District No. 1
5.00% 1/1/32	860,000	869,675
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	637,230

		10,796,594

Transportation Revenue Bonds – 5.33%
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,140,810
Series A 5.25% 7/1/33	1,250,000	1,408,025
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	2,002,490

		4,551,325

Water & Sewer Revenue Bonds – 4.34%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,257,210
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	503,832
5.00% 1/1/31	600,000	734,202
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien) Series B 5.00% 7/1/21	1,000,000	1,205,130

		3,700,374

Total Municipal Bonds (cost $77,506,884)		83,728,289

	Principal amount°	Value (U.S. $)

Short-Term Investment – 0.82%

Variable Rate Demand Note – 0.82%¤
Phoenix Industrial Development Authority (Mayo Clinic)
0.01% 11/15/52	700,000	700,000

Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 98.98% (cost $78,206,884)		$84,428,289

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $1,617,720, which represents 1.90% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 95.07%

Corporate Revenue Bonds – 3.23%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,154,200
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,005,000	1,938,534

		3,092,734

Education Revenue Bonds – 13.01%
California Municipal Finance Authority
(American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	1,002,440
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,036,560
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	513,315
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,366,894
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00% 8/1/45 #	715,000	793,750
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,095,240
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,086,070
(Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,164,070
(View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	615,980
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	927,688
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	828,277
(University of California East Irvine Campus Apartments) 5.375% 5/15/38	1,000,000	1,132,560
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	905,320

		12,468,164

Electric Revenue Bonds – 6.08%
Anaheim Public Financing Authority Electric System District Facilities
Series A 5.00% 10/1/25	800,000	948,880
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	585,065
Series B 5.00% 11/1/36	250,000	285,143

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	$599,705
Series C 5.25% 11/1/31	1,175,000	1,369,592
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A 5.00% 7/1/22	1,000,000	1,105,110
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	935,974

		5,829,469

Healthcare Revenue Bonds – 14.56%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	970,861
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,160,410
Series A 5.00% 8/1/26	300,000	348,162
Series A 5.00% 8/1/27	300,000	346,233
Series A 5.00% 8/1/28	250,000	287,230
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	978,924
Series E 5.625% 7/1/25	1,000,000	1,153,640
(Children’s Hospital Los Angeles) Series A 5.00% 11/15/34	500,000	555,060
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,143,860
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,191,290
California Statewide Communities Development Authority Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	581,235
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,110,540
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	569,830
5.00% 5/15/32	600,000	661,260
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,129,850
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	811,110
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	962,253

		13,961,748

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 5.20%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	$840,203
Series A 6.40% 8/15/45	965,000	1,065,794
California Statewide Communities Development Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT) ●	970,000	970,301
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,110,330
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,001,120

		4,987,748

Lease Revenue Bonds – 17.71%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,122,610
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated Group) 5.00% 11/1/41	1,000,000	1,150,910
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,251,160
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	644,938
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,575,002
(California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,193,170
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34	1,000,000	1,167,800
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,041,280
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,098,210
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,180,500
Sacramento Financing Authority
5.00% 12/1/23 (BAM)	745,000	922,906

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	$601,390
Series A 5.00% 11/1/30	475,000	564,984
San Diego Public Facilities Financing Authority Lease Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,142,130
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,169,250
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,147,140

		16,973,380

Local General Obligation Bonds – 5.28%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	751,160
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	979,872
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (AGC)	1,000,000	1,135,120
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46 (AGM)	800,000	940,264
San Francisco Bay Area Rapid Transit District Election 2004
Series D 5.00% 8/1/28	1,000,000	1,257,920

		5,064,336

Pre-Refunded Bonds – 6.33%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27-19 §	800,000	910,504
California Statewide Communities Development Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	1,141,250
(Inland Regional Center Project) 5.375% 12/1/37-17 §	1,350,000	1,463,873
Grossmont Union High School District Election 2004
5.00% 8/1/33-18 §	1,000,000	1,104,450
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	343,240

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33-18 §	1,000,000	$1,110,450

		6,073,767

Resource Recovery Revenue Bond – 1.20%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,147,080

		1,147,080

Special Tax Revenue Bonds – 6.64%
Commerce Joint Powers Financing Authority Revenue
Unrefunded (Redevelopment Project) Series A 5.00% 8/1/28 (AGC)	940,000	941,692
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,039,140
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas) 6.875% 8/1/39	215,000	246,616
Rancho Santa Fe Community Services District Financing Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	919,488
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39	1,000,000	1,155,160
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,138,270
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	353,827
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	567,540

		6,361,733

State General Obligation Bonds – 5.51%
California State
5.25% 11/1/40	1,000,000	1,167,590
Various Purposes
5.25% 3/1/30	1,000,000	1,154,530
5.25% 4/1/35	1,000,000	1,180,400
6.00% 3/1/33	1,000,000	1,187,600
6.00% 4/1/38	515,000	591,766

		5,281,886

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 6.31%
Long Beach Marina System Revenue
5.00% 5/15/45	500,000	$550,730
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00% 5/15/36 (AMT)	1,000,000	1,151,190
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00% 5/15/33	1,000,000	1,141,610
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	576,695
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	874,280
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,751,160

		6,045,665

Water & Sewer Revenue Bonds – 4.01%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00% 12/1/28	75,000	86,806
San Diego Public Facilities Financing Authority Water Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,201,820
San Francisco City & County Public Utilities Commission Water Revenue
Series B 5.00% 11/1/26	800,000	920,608
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,200,481
Semitropic Improvement District
(Second Lien) Series A 5.00% 12/1/22 (AGM)	355,000	434,296

		3,844,011

Total Municipal Bonds (cost $82,108,176)		91,131,721

Schedules of investments

Delaware Tax-Free California Fund

	Number of shares	Value (U.S. $)

Short-Term Investments – 3.79%

Money Market Mutual Fund – 1.18%
California Municipal Cash Trust	1,127,413	$1,127,413

		1,127,413

	Principal amount°

Variable Rate Demand Note – 2.61%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles Museum)
0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	2,500,000	2,500,000

		2,500,000

Total Short-Term Investments (cost $3,627,413)		3,627,413

Total Value of Securities – 98.86% (cost $85,735,589)		$94,759,134

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $4,020,100, which represents 4.19% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

BHAC – Insured by Berkshire Hathaway Assurance Company

FNMA – Federal National Mortgage Association Collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.47%

Corporate Revenue Bond – 2.08%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	3,000,000	$4,095,510

		4,095,510

Education Revenue Bonds – 10.37%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	517,320
5.00%11/1/44	890,000	915,169
144A 5.25% 7/1/46 #	1,350,000	1,394,563
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,288,527
7.45% 8/1/48	1,000,000	1,192,960
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,288,443
(Charter School Project) 5.00% 7/15/37	1,150,000	1,245,749
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,031,972
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,093,810
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	463,477
5.00% 12/1/42	540,000	546,750
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	808,248
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	918,875
144A 5.50% 7/1/49 #	870,000	930,900
(University Lab Charter School) 144A 5.00% 12/15/45 #	500,000	501,500
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,979,286
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,324,060

		20,441,609

Electric Revenue Bonds – 4.28%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,753,800
Series A 5.00% 11/15/45	750,000	872,093
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27	2,795,000	3,153,403
Series HH 5.00% 6/1/29	2,355,000	2,655,757

		8,435,053

Healthcare Revenue Bonds – 31.77%
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D 5.00% 12/1/23 (AGM)	2,775,000	3,013,900

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	$177,645
8.00% 8/1/43	1,000,000	1,201,460
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,657,409
Series A 5.00% 2/1/41	2,250,000	2,456,055
Series A 5.25% 2/1/33	1,000,000	1,115,070
Series A 5.25% 1/1/45	3,000,000	3,370,050
Series D 6.25% 10/1/33	2,000,000	2,245,480
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,554,765
6.375% 1/1/41	1,000,000	1,087,670
Series A 5.75% 1/1/37	1,500,000	1,519,620
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,349,200
Series A 5.00% 12/1/35	1,000,000	1,100,630
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,960,460
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,012,560
5.00% 12/1/42	2,500,000	2,690,725
5.00% 6/1/45	2,750,000	3,008,693
5.625% 6/1/43	1,150,000	1,337,726
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,288,840
(National Jewish Health Project) 5.00% 1/1/27	300,000	317,952
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,441,376
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,155,000	1,276,541
Series B 5.25% 1/1/25	2,500,000	2,863,525
(Sunny Vista Living Center) Series A 6.25% 12/1/50	935,000	957,515
(Total Long-Term Care)
Series A 6.00% 11/15/30	2,365,000	2,701,776
Series A 6.25% 11/15/40	750,000	852,593
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,173,120
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,086,450
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,763,600
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,220,615

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	$2,835,912

		62,638,933

Housing Revenue Bonds – 0.37%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (FHLMC)	330,000	342,398
Series AA 4.50% 11/1/23 (FHLMC)	340,000	380,371

		722,769

Lease Revenue Bonds – 3.39%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,674,758
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,301,440
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,717,380

		6,693,578

Local General Obligation Bonds – 10.70%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	334,878
4.00% 12/1/31	1,000,000	1,109,000
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,327,355
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,148,610
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,484,996
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,637,001
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	368,718
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,425,945
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	377,255
5.50% 12/1/38	455,000	484,484

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	$1,433,952
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,604,537
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA)	1,500,000	1,500,135
District No. 2 5.50% 12/15/37 @	1,200,000	1,214,388
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,644,200

		21,095,454

Pre-Refunded Bonds – 8.32%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,860,950
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt)
5.125% 11/15/24-16 ●§	1,375,000	1,420,980
5.125% 11/15/24-16 §	75,000	77,508
(Catholic Health Initiatives) Series C-1 5.10% 10/1/41-18 (AGM) §	2,000,000	2,190,220
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	3,250,000	3,667,495
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,358,934
Grand County School District No. 2
(East Grand) 5.25% 12/1/25-17 (AGM) §	1,000,000	1,081,590
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,573,124
Weld County School District No. 4
5.00% 12/1/19-17 (AGM) §	1,085,000	1,168,794

		16,399,595

Special Tax Revenue Bonds – 15.94%
Baptist Road Rural Transportation Authority Sales & Use Tax Revenue
5.00% 12/1/26 @	1,575,000	1,570,984
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	762,359
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,699,095
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,716,456

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	$1,853,163
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,576,913
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,781,996
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,370,900
Series A 5.25% 1/1/36	1,675,000	1,865,917
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	989,368
5.35% 12/1/31	720,000	748,930
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,326,922
Regional Transportation District Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,770,661
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,637,325
6.00% 1/15/41	2,400,000	2,700,768
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	981,611
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	789,743
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 4.00% 12/1/37	650,000	667,479
Series B 5.00% 12/1/35	485,000	553,167
Series B 5.00% 12/1/36	810,000	920,525
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,134,660

		31,418,942

Transportation Revenue Bonds – 11.11%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,311,499

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	$2,065,260
Series A 5.25% 11/15/36	2,500,000	2,860,775
Series B 5.00% 11/15/30	1,000,000	1,187,080
Series B 5.00% 11/15/32	1,000,000	1,180,130
Series B 5.00% 11/15/37	8,000,000	9,252,720
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	779,169
Series C 5.375% 9/1/26	2,000,000	2,258,580

		21,895,213

Water & Sewer Revenue Bond – 0.14%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGM)	250,000	281,180

		281,180

Total Municipal Bonds (cost $177,868,035)		194,117,836

	Number of shares

Short-Term Investments – 0.49%

Money Market Mutual Fund – 0.14%
Dreyfus Tax Exempt Cash Management Fund	270,795	270,795

		270,795

	Principal amount°
Variable Rate Demand Notes – 0.35%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.01% 2/1/35 (LOC-JPMorgan Chase Bank N.A.)	305,000	305,000
0.01% 12/1/37 (LOC-JPMorgan Chase Bank N.A.)	385,000	385,000

		690,000

Total Short-Term Investments (cost $960,795)		960,795

Total Value of Securities – 98.96% (cost $178,828,830)		$195,078,631

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $6,878,523, which represents 3.49% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $2,785,372, which represents 1.41% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

Schedules of investments

Delaware Tax-Free Colorado Fund

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.85%

Corporate Revenue Bonds – 4.68%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,000,000	$3,003,630
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,004,380

		5,008,010

Education Revenue Bonds – 13.02%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,309,125
Series A 4.25% 4/1/32 (NATL-RE)	675,000	694,359
Series A 5.00% 4/1/26	965,000	1,141,807
Series A 5.00% 4/1/39	1,000,000	1,098,100
Series A 5.00% 4/1/42	1,350,000	1,507,167
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,283,351
(Idaho Arts Charter School) Series A 144A 5.00% 12/1/46 #	1,000,000	1,017,590
(North Star Charter School Capital Appreciation Bond) Series B 144A 5.00% 7/1/49 #^	2,888,155	274,057
(North Star Charter School) Series A 6.75% 7/1/48	529,151	533,675
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,875,000	2,202,169
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,173,128
Series B 5.00% 4/1/28	1,000,000	1,132,030
Series B 5.00% 4/1/32	500,000	559,700

		13,926,258

Electric Revenue Bond – 2.14%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,294,300

		2,294,300

Healthcare Revenue Bonds – 11.97%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,643,400
Series A 6.50% 11/1/23	250,000	285,233
Series A 6.75% 11/1/37	1,250,000	1,413,487
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,760,825
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,474,485
Series D 5.00% 12/1/32	2,500,000	2,876,950

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,351,548

		12,805,928

Housing Revenue Bonds – 2.36%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,043,626
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,413
Series C Class II 4.95% 7/1/31	995,000	1,046,780

		2,525,819

Lease Revenue Bonds – 7.03%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,660,755
Series A 7.00% 2/1/36	1,500,000	1,808,100
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,443,863
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	533,333
Series A 4.50% 9/1/26	485,000	562,513
Series A 4.50% 9/1/27	505,000	581,058
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	931,549

		7,521,171

Local General Obligation Bonds – 26.22%
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,710,285
5.50% 7/30/16	1,055,000	1,078,305
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,805,804
Series A 5.00% 9/15/31	870,000	1,032,873
Series C 5.00% 9/15/23	370,000	452,821
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,592,410
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,870,659
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,962,836

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	$1,177,680
Series B 5.00% 9/15/24	1,480,000	1,810,232
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	890,000	990,294
Series A 5.00% 9/15/33	1,125,000	1,317,499
Series A 5.25% 9/15/26	1,430,000	1,606,362
Series B 5.00% 9/15/30 (NATL-RE)	725,000	741,479
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	614,542
Series B 4.00% 9/15/25	650,000	734,077
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,896,870
Series B 5.00% 8/15/25	1,080,000	1,375,801
Series B 5.00% 8/15/26	710,000	905,846
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,153,830
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,216,940

		28,047,445

Pre-Refunded Bonds – 7.99%
Ada & Boise Counties Independent School District Boise City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,595,340
Boise State University Revenue
Series A 4.25% 4/1/32-17 (NATL-RE) §	75,000	78,084
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,125,970
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28-19 §	360,000	405,767
Series A 5.25% 9/15/26-19 §	570,000	646,745
Series C 5.375% 9/15/38-18 §	1,000,000	1,118,570
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125% 12/1/28-18 §	1,210,000	1,389,177
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust)
5.00% 7/15/24-16 (NATL-RE) §	500,000	508,965

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust)
Series A 5.25% 7/15/25-18 (AGM) §	1,500,000	$1,661,505
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19 §	15,000	17,349

		8,547,472

Special Tax Revenue Bonds – 16.74%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	597,712
Series A 5.25% 1/1/36	705,000	785,356
Series B-1 5.00% 1/1/42	1,425,000	1,547,906
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGM)	2,750,000	3,027,145
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,967,952
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,592,175
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,101,470
5.90% 3/1/30	3,000,000	3,236,670
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,701,990
Series A 5.00% 10/1/29	325,000	353,827

		17,912,203

Transportation Revenue Bonds – 4.35%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,157,840
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,190,070
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,301,208

		4,649,118

Water & Sewer Revenue Bond – 0.35%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	375,790

		375,790

Total Municipal Bonds (cost $96,389,493)		103,613,514

	Number of shares	Value (U.S. $)

Short-Term Investment – 2.01%

Money Market Mutual Fund – 2.01%
Dreyfus Tax Exempt Cash Management Fund	2,146,351	$2,146,351

Total Short-Term Investment (cost $2,146,351)		2,146,351

Total Value of Securities – 98.86% (cost $98,535,844)		$105,759,865

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $2,393,117, which represents 2.24% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.74%

Corporate Revenue Bonds – 7.28%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35 (AMT) #	750,000	$810,503
New York City Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) ●	250,000	259,480
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	567,895
Class 3 6.375% 7/15/49	865,000	975,140
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00% 11/1/24 #	1,060,000	1,081,168
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	771,554
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	506,175
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	482,890
Series 1 5.125% 6/1/42	1,050,000	966,063

		6,420,868

Education Revenue Bonds – 22.81%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	207,265
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	618,949
(Medaille College Project) 5.25% 4/1/35	155,000	157,660
Build NYC Resource
5.50% 11/1/44	1,100,000	1,180,146
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	533,400
5.50% 4/1/43	500,000	546,485
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	847,747
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	861,452

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	$460,228
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	398,772
5.00% 10/1/23	470,000	555,742
5.25% 10/1/31	500,000	556,935
5.50% 10/1/41	500,000	551,680
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	341,757
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	573,065
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	467,920
(Brooklyn Law School) 5.75% 7/1/33	340,000	381,096
(Cornell University) Series A 5.00% 7/1/34	170,000	192,455
(Fordham University) 5.00% 7/1/44	650,000	737,048
(Manhattan Marymount) 5.00% 7/1/24	350,000	388,353
(Mt. Sinai School of Medicine) Series A 5.00% 7/1/19	500,000	565,155
(New York University) Series A 5.25% 7/1/34	500,000	566,080
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,148,140
(Rockefeller University) Series A 5.00% 7/1/27	250,000	284,127
(Skidmore College) Series A 5.00% 7/1/21	325,000	388,027
(Teachers College) 5.50% 3/1/39	250,000	279,835
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,100,570
(University of Rochester)
Series A 5.125% 7/1/39	250,000	280,797
Unrefunded Interest Appreciation Series A-2 4.375% 7/1/20	85,000	87,230
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	533,920
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	404,390
Otsego County Capital Resource
(Hartwick College) Series A 5.00% 10/1/45	500,000	539,120
St. Lawrence County Industrial Development Agency Civic Facility Revenue
(St. Lawrence University Project) Series A 5.00% 10/1/16	500,000	513,285

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Suffolk County Industrial Development Agency Civic Facility Revenue
(New York Institute of Technology Project) 5.00% 3/1/26	600,000	$609,804
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	871,358
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	181,462
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	569,575
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	600,000	637,470

		20,118,500

Electric Revenue Bonds – 3.43%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	848,640
Series A 5.75% 4/1/39	350,000	392,871
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	583,500
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,205,350

		3,030,361

Healthcare Revenue Bonds – 14.93%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	291,410
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	396,186
Series A 5.00% 7/1/44	1,000,000	1,114,900
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	506,480
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	380,955
Series A 5.00% 12/1/28	655,000	753,800
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	684,748
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	436,114
5.00% 7/1/33	725,000	821,809

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	$558,870
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	725,568
Subordinate Series A2 5.00% 7/1/26	500,000	549,790
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	684,768
(North Shore Long Island Jewish Group) Series A 5.00% 5/1/41	500,000	551,465
(Orange Regional Medical Center)
144A 5.00% 12/1/45 #	700,000	738,689
6.125% 12/1/29	540,000	588,395
6.25% 12/1/37	250,000	272,013
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	500,000	506,260
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	593,485
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	812,678
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	430,000	483,402
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	717,139

		13,168,924

Housing Revenue Bond – 0.12%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	100,000	106,010

		106,010

Lease Revenue Bonds – 8.74%
Erie County Industrial Development Agency School Facility Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	567,700
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,163,230
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	380,481
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,228,784
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,625,430

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	$576,765
(Class 1 - 3 World Trade Center) 144A 5.00% 11/15/44 #	500,000	533,410
(Class 2 - 3 World Trade Center) 144A 5.375% 11/15/40 #	500,000	547,040
New York State Dormitory Authority State Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	528,665
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	558,945

		7,710,450

Local General Obligation Bonds – 6.00%
New York City
Fiscal 2008 Subordinate Series C-1 5.00% 10/1/19	500,000	535,320
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,199,850
Series B 5.00% 8/1/27	500,000	602,935
Series G 5.00% 8/1/22	500,000	610,130
Subordinate Series A-1 5.00% 10/1/27	500,000	604,945
Subordinate Series I-1 5.375% 4/1/36	500,000	565,640
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	595,100
Series A 5.00% 10/1/25 (AGM)	500,000	580,025

		5,293,945

Pre-Refunded Bonds – 6.54%
Albany Industrial Development Agency Civic Facilities Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32-17 §	800,000	863,152
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	287,680
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18 §	150,000	173,568
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Subordinated Series B 5.00% 11/1/18-17 §	335,000	352,644
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35-16 §	225,000	228,661

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	$568,705
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37-19 §	500,000	574,565
(University of Rochester) Interest Appreciation Series A-2 4.375% 7/1/20-17 §	65,000	67,170
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32-22 §	380,000	455,685
5.00% 7/1/42-22 §	750,000	922,177
5.125% 7/1/31-19 §	500,000	572,080
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series Y 5.50% 7/1/36-16 §	475,000	483,051
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	84,097
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	133,979

		5,767,214

Resource Recovery Revenue Bond – 0.41%
Jefferson County Industrial Development Agency
(Green Bond) 144A 5.25% 1/1/24 (AMT) #	370,000	365,072

		365,072

Special Tax Revenue Bonds – 15.94%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	578,185
6.375% 7/15/43	500,000	580,120
6.50% 7/15/30	500,000	583,435
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	506,075
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	267,355
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	567,440
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,142,270
Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,174,600
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	294,147

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Series D 5.25% 2/1/29	500,000	$589,830
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	875,010
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,159,760
Subordinate Series B1 5.00% 11/1/40	750,000	865,013
Subordinate Series C 5.25% 11/1/25	500,000	597,175
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	174,022
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,180,300
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	407,582
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	578,495
Series E 5.00% 3/15/32	1,000,000	1,206,380
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	620,680
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A 5.00% 10/1/29	100,000	108,870

		14,056,744

State General Obligation Bonds – 0.78%
New York City
Series E 5.00% 8/1/28	125,000	145,304
New York State
Series A 5.00% 3/1/38	500,000	539,565

		684,869

Transportation Revenue Bonds – 9.85%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	50,000	57,856
Series C 5.00% 11/15/32	500,000	592,850
Series D 5.00% 11/15/32	500,000	592,850
Series D 5.25% 11/15/27	500,000	596,180
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	800,509
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,785,285
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	801,953
Series I 5.00% 1/1/32	700,000	813,491
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	905,858

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	$273,200
(JFK International Air Terminal)
6.00% 12/1/42	700,000	824,649
6.50% 12/1/28	550,000	555,495
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	89,153

		8,689,329

Water & Sewer Revenue Bonds – 1.91%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	222,020
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	283,995
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	593,330
New York State Environmental Facilities Revenue Clean Water & Drinking Water Revolving Funds
5.00% 6/15/30	500,000	581,990

		1,681,335

Total Municipal Bonds (cost $80,554,402)		87,093,621

Total Value of Securities – 98.74% (cost $80,554,402)		$87,093,621

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $4,075,882, which represents 4.62% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free New York Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.02%

Corporate Revenue Bonds – 4.80%
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	$1,862,105
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,162,440
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,130,270
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,245,893

		23,400,708

Education Revenue Bonds – 24.35%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	862,920
7.00% 11/1/40	1,000,000	1,155,760
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,539,070
Series A 5.00% 3/1/24	1,000,000	1,203,820
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,650,660
(Duquesne University) Series A 5.00% 3/1/33	425,000	479,778
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,382,138
Series A 5.75% 10/15/40	2,200,000	2,387,616
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	5,113,984
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,088,290
5.00% 10/1/39	1,250,000	1,342,337
5.00% 10/1/44	1,000,000	1,067,120
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,183,743
Series A 5.00% 8/1/45	1,250,000	1,312,163
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	3,167,220

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	$920,307
5.00% 7/1/45	2,500,000	2,624,725
5.00% 7/1/46	1,425,000	1,492,673
5.00% 7/1/47	1,000,000	1,051,900
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,953,557
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	797,158
5.25% 2/1/34	1,000,000	1,075,550
5.25% 2/1/39	2,750,000	2,944,123
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
4.25% 4/1/35	1,080,000	1,112,000
5.625% 4/1/40	2,375,000	2,549,729
5.75% 4/1/40	2,000,000	2,224,300
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,420,440
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,320,925
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,465,044
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,079,040
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,954,977
Series A 5.00% 7/1/41	1,500,000	1,625,070
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,169,300
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,577,220
6.25% 10/1/43	2,000,000	2,239,560
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,683,216
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,903,140

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	$1,158,550
Series A 5.00% 9/1/29	1,000,000	1,170,650
Series A 5.00% 9/1/41	5,000,000	5,735,500
(University of Pennsylvania Health System)
5.00% 8/15/40	3,375,000	3,882,364
(University of Pennsylvania)
Series B 5.00% 9/1/30	1,000,000	1,126,390
Series B 5.00% 9/1/31	250,000	281,047
Series B 5.00% 9/1/32	1,000,000	1,120,170
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,714,965
5.00% 11/1/42	1,000,000	1,114,960
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Project) Series A 7.25% 6/15/43	2,500,000	2,961,800
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,155,000	1,254,503
Series A 5.75% 6/15/42	2,500,000	2,646,975
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,607,445
Series A 5.625% 6/15/42	3,000,000	3,216,090
(Mast Charter School) 6.00% 8/1/35	1,610,000	1,783,268
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,122,660
(Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,729,826
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,167,074
7.00% 6/15/43	1,535,000	1,769,180
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,321,044
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex)
Series A 5.50% 7/1/35 (ACA)	1,525,000	1,527,089
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,001,680
University of Pittsburgh Commonwealth System of Higher Education
(University Capital Project) Series B 5.25% 9/15/25	2,000,000	2,302,820

		118,836,623

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 0.63%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance) Series A 5.00% 8/1/16	3,000,000	$3,058,230

		3,058,230

Healthcare Revenue Bonds – 26.47%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,493,380
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	11,441,100
Butler County Hospital Authority Revenue
5.00% 7/1/39	1,625,000	1,811,501
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,137,670
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	792,360
Series A 5.25% 12/1/45	1,360,000	1,395,401
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,190,460
Unrefunded 6.375% 1/1/39	495,000	563,889
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,700,150
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,473,568
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,434,880
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,848,080
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	254,377
5.50% 7/1/45	1,000,000	1,017,010
Series A 6.50% 7/1/40	3,000,000	3,089,490
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,083,960
(Masonic Villages of the Grand Lodge) 5.00% 11/1/35	2,000,000	2,288,380
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,501,280
5.00% 4/1/33	1,830,000	1,899,906

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	$1,048,540
5.25% 7/1/42	1,500,000	1,565,970
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,257,157
Series A 5.00% 1/1/41	1,500,000	1,624,830
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,226,380
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,430,300
(Abington Memorial Hospital Obligation Group) 5.00% 6/1/31	4,000,000	4,490,600
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,376,700
5.00% 11/15/28	1,600,000	1,759,680
5.00% 11/15/29	680,000	745,409
Series A-1 6.25% 11/15/29	700,000	793,114
Series B 5.00% 11/15/22	3,000,000	3,069,090
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	1,009,310
Series A 5.00% 12/1/30	1,500,000	1,512,495
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	5,000,000	5,500,200
(Whitemarsh Continuing Care) 5.375% 1/1/50	4,000,000	4,095,040
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,079,920
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,482,460
5.00% 7/1/32	1,275,000	1,327,581
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,412,828

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	$1,328,612
Series A 5.25% 9/1/50	2,500,000	2,829,250
(University of Pennsylvania Health System)
5.00% 8/15/24	4,850,000	5,729,984
5.25% 8/15/26	3,910,000	4,625,178
5.75% 8/15/23	2,500,000	3,083,975
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,295,000	2,342,713
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,995,000	5,577,167
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,750,000	5,406,498

		129,147,823

Housing Revenue Bonds – 1.27%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	835,000	835,977
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,343,524

		6,179,501

Lease Revenue Bonds – 3.65%
Allegheny County Industrial Development Authority Lease Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,344,038
5.125% 9/1/31	890,000	894,317
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	11,049,800
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,539,760

		17,827,915

Local General Obligation Bonds – 9.25%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,183,630
Series C-70 5.00% 12/1/33	2,205,000	2,507,416
Bethel Park School District
5.10% 8/1/33	3,000,000	3,370,170

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Bucks County
4.00% 5/1/29	1,650,000	$1,891,824
Chester County
5.00% 7/15/20	650,000	761,644
5.00% 7/15/21	870,000	1,045,662
5.00% 7/15/27	1,750,000	2,237,270
5.00% 7/15/29	1,000,000	1,263,130
5.00% 7/15/30	250,000	314,240
5.00% 7/15/32	250,000	309,555
5.00% 11/15/32	5,725,000	6,702,658
5.00% 11/15/33	2,625,000	3,067,050
Series C 5.00% 7/15/29	3,000,000	3,391,350
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	2,939,625
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,509,850
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,214,580
Lower Merion School District
5.00% 9/15/24	1,175,000	1,469,009
Montgomery County
Series A 4.00% 4/1/26	2,255,000	2,584,410
Series A 4.00% 4/1/27	2,635,000	2,980,001
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,377,440

		45,120,514

Pre-Refunded/Escrowed to Maturity Bonds – 11.38%§
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,683,280
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
6.375% 1/1/39-19§	4,505,000	5,199,536
Series A 5.00% 1/1/36-17§	2,500,000	2,592,200
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,185,851
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	5,000,000	5,764,500

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39-17 (SGI)§	4,000,000	$4,237,920
(University of Pennsylvania)
Series B 5.00% 9/1/26-19§	1,450,000	1,657,307
Series B 5.00% 9/1/27-19§	1,550,000	1,771,603
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,411,438
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	683,585
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,874,015
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	7,365,000	8,278,849
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	4,174,485

		55,514,569

Resource Recovery Revenue Bonds – 1.09%
Delaware County Industrial Development Authority
(Covanta Project) 5.00% 7/1/43	2,155,000	2,182,929
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,145,189

		5,328,118

Special Tax Revenue Bonds – 3.30%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,704,295
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	100,030
Series A 5.75% 12/1/34	3,050,000	3,392,667
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,195,280
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,331,500
Pittsburgh & Allegheny County Sports & Exhibition Authority
5.00% 2/1/35 (AGM)	3,000,000	3,371,250

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	$1,013,680

		16,108,702

State General Obligation Bonds – 1.51%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,785,945
First Series 5.00% 3/15/28	5,000,000	5,567,200

		7,353,145

Transportation Revenue Bonds – 8.39%
Delaware River Joint Toll Bridge Commission
5.00% 7/1/29	400,000	480,604
5.00% 7/1/31	700,000	829,549
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,891,195
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,408,600
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,085,857
Series A 5.00% 12/1/23	2,450,000	2,989,441
Series C 5.00% 12/1/44	5,000,000	5,625,350
Series E 5.00% 12/1/29	5,000,000	5,828,000
Series E 5.00% 12/1/30	2,000,000	2,311,940
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,254,511
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,247,592

		40,952,639

Water & Sewer Revenue Bonds – 3.93%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,857,758
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	892,843
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,131,560
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,209,927
6.00% 12/1/37	1,000,000	1,053,700
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,307,920
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,626,552

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	$5,304,780
Series A 5.00% 7/1/45	2,500,000	2,815,275

		19,200,315

Total Municipal Bonds (cost $447,529,605)		488,028,802

Total Value of Securities – 100.02% (cost $447,529,605)		$488,028,802

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $2,729,826, which represents 0.56% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

February 29, 2016 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$83,728,289	$91,131,721	$194,117,836
Short-term investments, at value[2]	700,000	3,627,413	960,795
Cash	188,874	8,354	120,724
Interest receivable	785,952	1,146,956	2,272,097
Receivable for fund shares sold	43,892	133,819	208,851

Total assets	85,447,007	96,048,263	197,680,303

Liabilities:
Distribution payable	51,363	59,860	131,971
Payable for fund shares redeemed	8,125	30,829	239,542
Other accrued expenses	39,320	39,656	57,757
Investment management fees payable	25,690	28,646	67,926
Distribution fees payable to affiliates	20,779	26,918	45,799
Other affiliates payable	3,376	5,626	7,907
Trustees’ fees and expenses payable	580	631	1,328

Total liabilities	149,233	192,166	552,230

Total Net Assets	$85,297,774	$95,856,097	$197,128,073

Net Assets Consist of:
Paid-in capital	$80,541,321	$88,688,285	$185,797,263
Undistributed net investment income	25,159	19,607	342,368
Accumulated net realized loss on investments	(1,490,110)	(1,875,340)	(5,261,359)
Net unrealized appreciation of investments	6,221,404	9,023,545	16,249,801

Total Net Assets	$85,297,774	$95,856,097	$197,128,073

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$77,903,144	$65,326,900	$177,873,522
Shares of beneficial interest outstanding, unlimited authorization, no par	6,700,643	5,290,742	15,555,019
Net asset value per share	$11.63	$12.35	$11.44
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.18	$12.93	$11.98

Class C:
Net assets	$6,662,078	$18,046,671	$13,390,825
Shares of beneficial interest outstanding, unlimited authorization, no par	571,509	1,459,061	1,167,831
Net asset value per share	$11.66	$12.37	$11.47

Institutional Class:
Net assets	$732,552	$12,482,526	$5,863,726
Shares of beneficial interest outstanding, unlimited authorization, no par	63,007	1,011,058	512,826
Net asset value per share	$11.63	$12.35	$11.43

[1]Investments, at cost	$77,506,884	$82,108,176	$177,868,035
[2]Short-term investments, at cost	700,000	3,627,413	960,795

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$103,613,514	$87,093,621	$488,028,802
Short-term investments, at value[2]	2,146,351	—	—
Cash	—	271,901	4,210,026
Interest receivable	1,540,161	965,421	6,184,395
Receivable for fund shares sold	60,341	34,660	210,711
Receivable for securities sold	—	—	115,000

Total assets	107,360,367	88,365,603	498,748,934

Liabilities:
Cash overdraft	194,494	—	—
Distribution payable	59,768	50,679	324,991
Payable for fund shares redeemed	1,546	11,806	736,618
Payable for securities purchased	—	—	9,319,080
Other accrued expenses	43,245	40,286	109,619
Distribution fees payable to affiliates	37,736	25,916	110,101
Investment management fees payable	35,331	22,139	190,146
Other affiliates payable	3,932	6,154	20,010
Trustees’ fees and expenses payable	723	608	3,307

Total liabilities	376,775	157,588	10,813,872

Total Net Assets	$106,983,592	$88,208,015	$487,935,062

Net Assets Consist of:
Paid-in capital	$104,921,186	$83,109,018	$450,693,324
Undistributed (distributions in excess of) net investment income	(11,903)	8,832	(108,965)
Accumulated net realized loss on investments	(5,149,712)	(1,449,054)	(3,148,494)
Net unrealized appreciation of investments	7,224,021	6,539,219	40,499,197

Total Net Assets	$106,983,592	$88,208,015	$487,935,062

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$74,940,381	$54,236,006	$434,916,112
Shares of beneficial interest outstanding, unlimited authorization, no par	6,423,810	4,625,466	52,815,618
Net asset value per share	$11.67	$11.73	$8.23
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.22	$12.28	$8.62

Class C:
Net assets	$28,854,636	$18,974,861	$33,455,977
Shares of beneficial interest outstanding, unlimited authorization, no par	2,475,217	1,622,208	4,061,360
Net asset value per share	$11.66	$11.70	$8.24

Institutional Class:
Net assets	$3,188,575	$14,997,148	$19,562,973
Shares of beneficial interest outstanding, unlimited authorization, no par	273,264	1,279,582	2,377,272
Net asset value per share	$11.67	$11.72	$8.23

[1]Investments, at cost	$96,389,493	$80,554,402	$447,529,605
[2]Short-term investments, at cost	2,146,351	—	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 29, 2016 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,731,476	$1,940,144	$4,253,215

Expenses:
Management fees	210,644	245,558	529,324
Distribution expenses — Class A	96,016	76,644	217,866
Distribution expenses — Class C	33,475	83,286	63,179
Dividend disbursing and transfer agent fees and expenses	23,671	29,265	57,836
Audit and tax fees	23,476	23,014	24,664
Accounting and administration expenses	13,797	14,625	31,520
Registration fees	10,293	6,728	7,640
Reports and statements to shareholders	8,492	5,282	11,308
Legal fees	5,033	4,865	10,810
Trustees’ fees and expenses	2,112	2,235	4,811
Custodian fees	1,756	4,061	4,001
Other	5,776	6,440	8,927

	434,541	502,003	971,886
Less expenses waived	(56,427)	(87,492)	(122,545)
Less expense paid indirectly	(17)	(11)	(46)

Total operating expenses	378,097	414,500	849,295

Net Investment Income	1,353,379	1,525,644	3,403,920

Net Realized and Unrealized Gain:
Net realized gain	199,017	99,685	277,606
Net change in unrealized appreciation (depreciation) of investments	1,198,682	1,627,798	3,100,702

Net Realized and Unrealized Gain	1,397,699	1,727,483	3,378,308

Net Increase in Net Assets Resulting from Operations	$2,751,078	$3,253,127	$6,782,228

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,133,538	$1,696,913	$10,823,413

Expenses:
Management fees	288,716	236,576	1,334,687
Distribution expenses — Class A	92,242	67,572	525,082
Distribution expenses — Class C	141,928	91,639	163,030
Dividend disbursing and transfer agent fees and expenses	31,590	32,208	168,798
Audit and tax fees	23,432	20,810	21,354
Accounting and administration expenses	17,192	14,089	79,468
Registration fees	9,844	8,994	12,899
Reports and statements to shareholders	7,487	5,191	25,418
Legal fees	5,311	4,290	23,678
Trustees’ fees and expenses	2,631	2,143	12,139
Custodian fees	2,233	1,804	9,952
Other	5,442	8,151	13,620

	628,048	493,467	2,390,125
Less expenses waived	(73,942)	(97,882)	(148,459)
Less expense paid indirectly	(26)	(12)	(131)

Total operating expenses	554,080	395,573	2,241,535

Net Investment Income	1,579,458	1,301,340	8,581,878

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	50,952	18,914	(132,367)
Net change in unrealized appreciation (depreciation) of investments	1,390,880	1,832,099	5,385,585

Net Realized and Unrealized Gain	1,441,832	1,851,013	5,253,218

Net Increase in Net Assets Resulting from Operations	$3,021,290	$3,152,353	$13,835,096

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,353,379	$2,800,959
Net realized gain	199,017	89,236
Net change in unrealized appreciation (depreciation)	1,198,682	(210,123)

Net increase in net assets resulting from operations	2,751,078	2,680,072

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,251,188)	(2,609,063)
Class B	—	(75)
Class C	(83,988)	(165,788)
Institutional Class	(12,920)	(17,946)

	(1,348,096)	(2,792,872)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,023,019	2,174,576
Class C	47,995	1,052,259
Institutional Class	12,437	551,671

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	965,425	1,975,880
Class B	—	81
Class C	73,357	140,376
Institutional Class	9,769	13,235

	4,132,002	5,908,078

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,448,754)	$(8,565,192)
Class B	—	(27,856)
Class C	(318,488)	(666,706)
Institutional Class	(46,413)	(35,944)

	(4,813,655)	(9,295,698)

Decrease in net assets derived from capital share transactions	(681,653)	(3,387,620)

Net Increase (Decrease) in Net Assets	721,329	(3,500,420)

Net Assets:
Beginning of period	84,576,445	88,076,865

End of period	$85,297,774	$84,576,445

Undistributed net investment income	$25,159	$19,876

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase in Net Assets from Operations:
Net investment income	$1,525,644	$3,189,918
Net realized gain	99,685	74,435
Net change in unrealized appreciation (depreciation)	1,627,798	104,250

Net increase in net assets resulting from operations	3,253,127	3,368,603

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,082,393)	(2,364,024)
Class B	—	(483)
Class C	(231,214)	(426,950)
Institutional Class	(212,660)	(392,947)

	(1,526,267)	(3,184,404)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,933,598	5,779,743
Class C	2,534,307	2,314,906
Institutional Class	2,491,951	8,534,618

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	956,966	2,080,029
Class B	—	520
Class C	196,502	348,149
Institutional Class	190,007	343,952

	12,303,331	19,401,917

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,296,077)	$(21,408,060)
Class B	—	(181,298)
Class C	(861,687)	(2,315,796)
Institutional Class	(726,889)	(4,562,327)

	(4,884,653)	(28,467,481)

Increase (decrease) in net assets derived from capital share transactions	7,418,678	(9,065,564)

Net Increase (Decrease) in Net Assets	9,145,538	(8,881,365)

Net Assets:
Beginning of period	86,710,559	95,591,924

End of period	$95,856,097	$86,710,559

Undistributed net investment income	$19,607	$20,230

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,403,920	$6,912,282
Net realized gain	277,606	642,992
Net change in unrealized appreciation (depreciation)	3,100,702	(2,073,277)

Net increase in net assets resulting from operations	6,782,228	5,481,997

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,127,453)	(6,384,370)
Class B	—	(32)
Class C	(179,027)	(336,361)
Institutional Class	(105,395)	(177,644)

	(3,411,875)	(6,898,407)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,760,798	6,696,136
Class C	1,460,669	1,321,189
Institutional Class	838,039	2,866,479

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,615,728	5,268,251
Class B	—	35
Class C	165,524	302,923
Institutional Class	90,137	157,616

	8,930,895	16,612,629

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,628,536)	$(20,168,957)
Class B	—	(11,709)
Class C	(649,053)	(1,361,395)
Institutional Class	(267,883)	(959,602)

	(6,545,472)	(22,501,663)

Increase (decrease) in net assets derived from capital share transactions	2,385,423	(5,889,034)

Net Increase (Decrease) in Net Assets	5,755,776	(7,305,444)

Net Assets:
Beginning of period	191,372,297	198,677,741

End of period	$197,128,073	$191,372,297

Undistributed net investment income	$342,368	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,579,458	$3,257,963
Net realized gain	50,952	64,943
Net change in unrealized appreciation (depreciation)	1,390,880	(615,374)

Net increase in net assets resulting from operations	3,021,290	2,707,532

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,180,674)	(2,435,094)
Class B	—	(406)
Class C	(347,522)	(720,612)
Institutional Class	(48,285)	(91,023)

	(1,576,481)	(3,247,135)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,233,340	6,241,091
Class C	1,665,250	3,379,466
Institutional Class	654,161	2,334,876

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,047,547	2,101,144
Class B	—	434
Class C	330,404	669,540
Institutional Class	42,435	71,275

	5,973,137	14,797,826

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,518,179)	$(13,369,493)
Class B	—	(164,649)
Class C	(2,089,309)	(6,537,891)
Institutional Class	(135,183)	(900,541)

	(6,742,671)	(20,972,574)

Decrease in net assets derived from capital share transactions	(769,534)	(6,174,748)

Net Increase (Decrease) in Net Assets	675,275	(6,714,351)

Net Assets:
Beginning of period	106,308,317	113,022,668

End of period	$106,983,592	$106,308,317

Distributions in excess of net investment income	$(11,903)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,301,340	$2,375,956
Net realized gain	18,914	82,653
Net change in unrealized appreciation (depreciation)	1,832,099	(72,885)

Net increase in net assets resulting from operations	3,152,353	2,385,724

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(839,250)	(1,580,188)
Class B	—	(7)
Class C	(215,469)	(440,833)
Institutional Class	(228,011)	(355,835)

	(1,282,730)	(2,376,863)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,402,983	10,379,452
Class C	1,852,669	2,501,821
Institutional Class	2,462,188	11,718,291

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	775,576	1,426,469
Class B	—	8
Class C	164,111	324,818
Institutional Class	209,068	328,661

	10,866,595	26,679,520

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,830,796)	$(12,678,070)
Class B	—	(2,832)
Class C	(1,260,408)	(3,507,474)
Institutional Class	(636,648)	(1,152,615)

	(6,727,852)	(17,340,991)

Increase in net assets derived from capital share transactions	4,138,743	9,338,529

Net Increase in Net Assets	6,008,366	9,347,390

Net Assets:
Beginning of period	82,199,649	72,852,259

End of period	$88,208,015	$82,199,649

Undistributed (distributions in excess of) net investment income	$8,832	$(651)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,581,878	$17,049,406
Net realized gain (loss)	(132,367)	1,937,674
Net change in unrealized appreciation (depreciation)	5,385,585	(2,924,575)

Net increase in net assets resulting from operations	13,835,096	16,062,505

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,782,301)	(15,762,881)
Class B	—	(859)
Class C	(458,294)	(907,357)
Institutional Class	(323,568)	(396,023)

	(8,564,163)	(17,067,120)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,364,879	25,913,128
Class C	2,651,918	4,242,065
Institutional Class	4,258,719	15,603,971

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,567,948	12,830,901
Class B	—	925
Class C	432,009	816,774
Institutional Class	294,770	329,145

	24,570,243	59,736,909

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,667,152)	$(47,293,214)
Class B	—	(317,202)
Class C	(2,775,919)	(4,289,756)
Institutional Class	(1,906,532)	(2,835,778)

	(33,349,603)	(54,735,950)

Increase (decrease) in net assets derived from capital share transactions	(8,779,360)	5,000,959

Net Increase (Decrease) in Net Assets	(3,508,427)	3,996,344

Net Assets:
Beginning of period	491,443,489	487,447,145

End of period	$487,935,062	$491,443,489

Distributions in excess of net investment income	$(108,965)	$(126,680)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.440	$11.450	$ 10.690	$12.010	$ 11.340	$11.760

0.187	0.378	0.428	0.450	0.460	0.445
0.189	(0.011)	0.784	(1.206)	0.670	(0.394)
0.376	0.367	1.212	(0.756)	1.130	0.051

(0.186)	(0.377)	(0.425)	(0.448)	(0.457)	(0.444)
—	—	(0.027)	(0.116)	(0.003)	(0.027)
(0.186)	(0.377)	(0.452)	(0.564)	(0.460)	(0.471)

$11.630	$11.440	$ 11.450	$10.690	$ 12.010	$11.340

3.32%	3.24%	11.56%	(6.62% )	10.15%	0.57%

$77,903	$77,085	$ 81,592	$83,896	$ 99,953	$95,487
0.84%	0.85%	0.84%	0.84%	0.84%	0.87%
0.97%	0.97%	0.96%	0.94%	0.90%	0.93%
3.27%	3.28%	3.86%	3.83%	3.94%	3.98%
3.14%	3.16%	3.74%	3.73%	3.88%	3.92%
9%	12%	11%	18%	34%	32%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.470	$11.480	$ 10.720	$12.040	$11.370	$11.790

0.145	0.292	0.346	0.362	0.373	0.362
0.189	(0.011)	0.784	(1.205)	0.670	(0.394)
0.334	0.281	1.130	(0.843)	1.043	(0.032)

(0.144)	(0.291)	(0.343)	(0.361)	(0.370)	(0.361)
—	—	(0.027)	(0.116)	(0.003)	(0.027)
(0.144)	(0.291)	(0.370)	(0.477)	(0.373)	(0.388)

$11.660	$11.470	$ 11.480	$10.720	$12.040	$11.370

2.93%	2.47%	10.72%	(7.30% )	9.31%	(0.17% )

$ 6,662	$ 6,747	$ 6,238	$ 6,482	$ 7,108	$ 6,801
1.59%	1.60%	1.59%	1.59%	1.59%	1.62%
1.72%	1.72%	1.71%	1.69%	1.65%	1.68%
2.52%	2.54%	3.11%	3.08%	3.19%	3.23%
2.39%	2.42%	2.99%	2.98%	3.13%	3.17%
9%	12%	11%	18%	34%	32%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.440	$11.450	$10.770

0.202	0.407	0.325
0.189	(0.011)	0.675
0.391	0.396	1.000

(0.201)	(0.406)	(0.320)
(0.201)	(0.406)	(0.320)

$11.630	$11.440	$11.450

3.45%	3.49%	9.39%

$ 733	$ 744	$ 219
0.59%	0.60%	0.59%
0.72%	0.72%	0.71%
3.52%	3.54%	4.06%
3.39%	3.42%	3.94%
9%	12%	11%[5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.110	$12.080	$ 11.110	$12.210	$ 11.170	$11.570

0.215	0.416	0.427	0.439	0.484	0.476
0.240	0.029	0.970	(1.100)	1.039	(0.401)
0.455	0.445	1.397	(0.661)	1.523	0.075

(0.215)	(0.415)	(0.427)	(0.439)	(0.483)	(0.475)
(0.215)	(0.415)	(0.427)	(0.439)	(0.483)	(0.475)

$12.350	$12.110	$ 12.080	$11.110	$ 12.210	$11.170

3.79%	3.73%	12.79%	(5.63% )	13.90%	0.83%

$65,327	$60,550	$ 73,955	$85,269	$ 97,821	$67,047
0.82%	0.83%	0.82%	0.82%	0.82%	0.82%
1.02%	1.01%	1.00%	0.99%	0.97%	0.98%
3.53%	3.42%	3.69%	3.62%	4.10%	4.36%
3.33%	3.24%	3.51%	3.45%	3.95%	4.20%
8%	24%	13%	38%	32%	44%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.130	$12.100	$ 11.120	$12.230	$ 11.180	$11.590

0.169	0.325	0.341	0.349	0.397	0.394
0.240	0.029	0.980	(1.110)	1.049	(0.411)
0.409	0.354	1.321	(0.761)	1.446	(0.017)

(0.169)	(0.324)	(0.341)	(0.349)	(0.396)	(0.393)
(0.169)	(0.324)	(0.341)	(0.349)	(0.396)	(0.393)

$12.370	$12.130	$ 12.100	$11.120	$ 12.230	$11.180

3.40%	2.95%	12.04%	(6.41% )	13.13%	(0.01% )

$18,047	$15,853	$ 15,473	$18,248	$ 18,830	$14,863
1.57%	1.58%	1.57%	1.57%	1.57%	1.57%
1.77%	1.76%	1.75%	1.74%	1.72%	1.73%
2.78%	2.67%	2.94%	2.87%	3.35%	3.61%
2.58%	2.49%	2.76%	2.70%	3.20%	3.45%
8%	24%	13%	38%	32%	44%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$12.110	$12.080	$ 11.270

0.230	0.446	0.319
0.240	0.029	0.808
0.470	0.475	1.127

(0.230)	(0.445)	(0.317)
(0.230)	(0.445)	(0.317)

$12.350	$12.110	$ 12.080

3.91%	3.98%	10.10%

$12,482	$10,308	$ 5,983
0.57%	0.58%	0.57%
0.77%	0.76%	0.75%
3.78%	3.67%	3.89%
3.58%	3.49%	3.71%
8%	24%	13%[5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 11.240	$ 11.320	$ 10.490	$ 11.640	$ 10.880	$ 11.260

0.202	0.403	0.405	0.412	0.444	0.460
0.200	(0.081)	0.826	(1.149)	0.758	(0.397)
0.402	0.322	1.231	(0.737)	1.202	0.063

(0.202)	(0.402)	(0.401)	(0.413)	(0.442)	(0.443)
(0.202)	(0.402)	(0.401)	(0.413)	(0.442)	(0.443)

$ 11.440	$ 11.240	$ 11.320	$ 10.490	$ 11.640	$ 10.880

3.61%	2.87%	11.94%	(6.56%)	11.23%	0.71%

$177,873	$174,078	$183,560	$190,311	$230,787	$216,151
0.84%	0.85%	0.84%	0.84%	0.84%	0.88%
0.97%	0.97%	0.97%	0.96%	0.93%	0.95%
3.58%	3.54%	3.69%	3.60%	3.91%	4.30%
3.45%	3.42%	3.56%	3.48%	3.82%	4.23%
4%	10%	22%	21%	24%	26%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.270	$11.350	$ 10.520	$ 11.670	$ 10.910	$ 11.290

0.160	0.319	0.324	0.327	0.360	0.381
0.200	(0.081)	0.826	(1.149)	0.758	(0.397)
0.360	0.238	1.150	(0.822)	1.118	(0.016)

(0.160)	(0.318)	(0.320)	(0.328)	(0.358)	(0.364)
(0.160)	(0.318)	(0.320)	(0.328)	(0.358)	(0.364)

$11.470	$11.270	$ 11.350	$ 10.520	$ 11.670	$ 10.910

3.22%	2.10%	11.09%	(7.23%)	10.39%	(0.03% )

$13,391	$12,193	$ 12,028	$ 13,788	$ 14,282	$ 13,253
1.59%	1.60%	1.59%	1.59%	1.59%	1.63%
1.72%	1.72%	1.72%	1.71%	1.68%	1.70%
2.83%	2.79%	2.94%	2.85%	3.16%	3.55%
2.70%	2.67%	2.81%	2.73%	3.07%	3.48%
4%	10%	22%	21%	24%	26%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.240	$11.320	$10.590

0.216	0.431	0.326
0.190	(0.081)	0.710
0.406	0.350	1.036

(0.216)	(0.430)	(0.306)
(0.216)	(0.430)	(0.306)

$11.430	$11.240	$11.320

3.64%	3.13%	3.13%

$ 5,864	$ 5,102	$ 3,077
0.59%	0.60%	0.59%
0.72%	0.72%	0.72%
3.83%	3.79%	3.91%
3.70%	3.67%	3.78%
4%	10%	22%[5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.510	$11.560	$10.990	$12.240	$ 11.730	$12.120

0.185	0.366	0.374	0.419	0.438	0.438
0.159	(0.051)	0.569	(1.250)	0.509	(0.385)
0.344	0.315	0.943	(0.831)	0.947	0.053

(0.184)	(0.365)	(0.373)	(0.419)	(0.437)	(0.436)
—	—	—	—	—	(0.007)
(0.184)	(0.365)	(0.373)	(0.419)	(0.437)	(0.443)

$11.670	$11.510	$11.560	$10.990	$ 12.240	$11.730

3.01%	2.76%	8.71%	(6.99%)	8.21%	0.56%

$74,940	$75,163	$80,600	$87,537	$119,025	$98,821
0.86%	0.88%	0.88%	0.88%	0.88%	0.90%
1.00%	1.00%	0.99%	0.97%	0.94%	0.96%
3.20%	3.17%	3.32%	3.51%	3.65%	3.78%
3.06%	3.05%	3.21%	3.42%	3.59%	3.72%
1%	7%	16%	17%	17%	32%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.500	$11.550	$10.980	$12.230	$11.720	$ 12.110

0.141	0.279	0.289	0.329	0.348	0.351
0.160	(0.051)	0.569	(1.250)	0.509	(0.385)
0.301	0.228	0.858	(0.921)	0.857	(0.034)

(0.141)	(0.278)	(0.288)	(0.329)	(0.347)	(0.349)
—	—	—	—	—	(0.007)
(0.141)	(0.278)	(0.288)	(0.329)	(0.347)	(0.356)

$11.660	$11.500	$11.550	$10.980	$12.230	$ 11.720

2.63%	1.99%	7.91%	(7.70%)	7.41%	(0.20% )

$28,855	$28,557	$31,178	$33,236	$40,738	$ 35,797
1.61%	1.63%	1.63%	1.63%	1.63%	1.65%
1.75%	1.75%	1.74%	1.72%	1.69%	1.71%
2.45%	2.42%	2.57%	2.76%	2.90%	3.03%
2.31%	2.30%	2.46%	2.67%	2.84%	2.97%
1%	7%	16%	17%	17%	32%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.510	$11.570	$11.060

0.199	0.395	0.291
0.160	(0.061)	0.509
0.359	0.334	0.800

(0.199)	(0.394)	(0.290)
(0.199)	(0.394)	(0.290)

$11.670	$11.510	$11.570

3.14%	2.92%	7.31%

$ 3,189	$ 2,588	$ 1,080
0.61%	0.63%	0.63%
0.75%	0.75%	0.74%
3.45%	3.42%	3.46%
3.31%	3.30%	3.35%
1%	7%	16%[5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.480	$11.460	$ 10.570	$ 11.670	$ 10.800	$11.150

0.183	0.367	0.366	0.374	0.426	0.406
0.246	0.020	0.889	(1.080)	0.867	(0.351)
0.429	0.387	1.255	(0.706)	1.293	0.055

(0.179)	(0.367)	(0.365)	(0.375)	(0.423)	(0.405)
—	—	—	(0.019)	—	—
(0.179)	(0.367)	(0.365)	(0.394)	(0.423)	(0.405)

$11.730	$11.480	$ 11.460	$ 10.570	$ 11.670	$10.800

3.76%	3.41%	12.06%	(6.27%)	12.18%	0.63%

$54,236	$51,708	$ 52,589	$ 57,816	$ 53,456	$37,051
0.80%	0.83%	0.80%	0.80%	0.80%	0.80%
1.03%	1.07%	1.06%	1.03%	1.01%	1.05%
3.15%	3.18%	3.32%	3.23%	3.77%	3.82%
2.92%	2.94%	3.06%	3.00%	3.56%	3.57%
3%	6%	20%	33%	28%	54%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.450	$11.440	$ 10.540	$ 11.640	$ 10.780	$ 11.120

0.139	0.280	0.283	0.286	0.340	0.326
0.246	0.010	0.899	(1.080)	0.857	(0.341)
0.385	0.290	1.182	(0.794)	1.197	(0.015)

(0.135)	(0.280)	(0.282)	(0.287)	(0.337)	(0.325)
—	—	—	(0.019)	—	—
(0.135)	(0.280)	(0.282)	(0.306)	(0.337)	(0.325)

$11.700	$11.450	$ 11.440	$ 10.540	$ 11.640	$ 10.780

3.38%	2.55%	11.35%	(7.00% )	11.26%	(0.04% )

$18,975	$17,825	$ 18,491	$ 21,152	$ 20,524	$ 14,235
1.55%	1.58%	1.55%	1.55%	1.55%	1.55%
1.78%	1.82%	1.81%	1.78%	1.76%	1.80%
2.40%	2.43%	2.57%	2.48%	3.02%	3.07%
2.17%	2.19%	2.31%	2.25%	2.81%	2.82%
3%	6%	20%	33%	28%	54%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.470	$11.460	$10.710

0.197	0.396	0.279
0.246	0.010	0.749
0.443	0.406	1.028

(0.193)	(0.396)	(0.278)
(0.193)	(0.396)	(0.278)

$11.720	$11.470	$11.460

3.89%	3.58%	9.69%

$14,997	$12,667	$ 1,769
0.55%	0.58%	0.55%
0.78%	0.82%	0.80%
3.40%	3.43%	3.55%
3.17%	3.19%	3.30%
3%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1]	Year ended		3/1/13 to	Year ended
(Unaudited)	8/31/15	8/31/14	8/31/13[2]	2/28/13	2/29/12	2/28/11

$ 8.150	$ 8.160	$ 7.590	$ 8.410	$ 8.260	$ 7.550	$ 7.920

0.145	0.288	0.293	0.148	0.315	0.329	0.349
0.080	(0.010)	0.570	(0.809)	0.150	0.710	(0.304)
0.225	0.278	0.863	(0.661)	0.465	1.039	0.045

(0.145)	(0.288)	(0.293)	(0.148)	(0.315)	(0.329)	(0.349)
—	—	—	(0.011)	—	—	(0.066)
(0.145)	(0.288)	(0.293)	(0.159)	(0.315)	(0.329)	(0.415)

$ 8.230	$ 8.150	$ 8.160	$ 7.590	$ 8.410	$ 8.260	$ 7.550

2.79%	3.45%	11.58%	(7.94%)	5.73%	14.06%	0.48%

$434,916	$441,904	$451,301	$453,451	$524,539	$508,505	$470,369
0.88%	0.89%	0.88%	0.88%	0.88%	0.88%	0.90%
0.94%	0.95%	0.95%	1.00%	0.98%	0.98%	0.98%
3.58%	3.51%	3.73%	3.64%	3.77%	4.19%	4.42%
3.52%	3.45%	3.66%	3.52%	3.67%	4.09%	4.34%
8%	13%	7%	5%	20%	21%	31%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			3/1/13
2/29/16[1]	Year ended		to	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13[2]	2/28/13	2/29/12	2/28/11

$ 8.150	$8.160	$7.590	$8.410	$8.260	$7.560	$7.920

0.114	0.226	0.234	0.117	0.252	0.269	0.289
0.090	(0.010)	0.570	(0.809)	0.150	0.700	(0.294)

0.204	0.216	0.804	(0.692)	0.402	0.969	(0.005)

(0.114)	(0.226)	(0.234)	(0.117)	(0.252)	(0.269)	(0.289)
—	—	—	(0.011)	—	—	(0.066)

(0.114)	(0.226)	(0.234)	(0.128)	(0.252)	(0.269)	(0.355)

$ 8.240	$8.150	$8.160	$7.590	$8.410	$8.260	$7.560

2.52%	2.67%	10.74%	(8.29% )	4.93%	13.05%	(0.15% )

$33,456	$32,799	$32,096	$32,617	$39,572	$27,311	$21,571
1.64%	1.65%	1.64%	1.64%	1.64%	1.64%	1.66%
1.70%	1.71%	1.71%	1.71%	1.69%	1.69%	1.69%
2.82%	2.75%	2.97%	2.87%	3.01%	3.43%	3.66%
2.76%	2.69%	2.90%	2.80%	2.96%	3.38%	3.63%
8%	13%	7%	5%	20%	21%	31%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$ 8.140	$8.160	$7.670

0.155	0.308	0.226
0.090	(0.020)	0.490

0.245	0.288	0.716

(0.155)	(0.308)	(0.226)

(0.155)	(0.308)	(0.226)

$ 8.230	$8.140	$8.160

3.03%	3.57%	9.44%

$19,563	$16,740	$3,733
0.64%	0.65%	0.64%
0.70%	0.71%	0.71%
3.82%	3.75%	3.89%
3.76%	3.69%	3.82%
8%	13%	7%[5]

Notes to financial statements
Delaware Investments® state tax-free funds	February 29, 2016 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the period ended Feb. 29, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 29, 2016, each Fund earned the following amounts under this agreement:

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (Continued)

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$17	$11	$46	$26	$12	$131

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2015 through Feb. 29, 2016* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,009	$2,129	$4,590	$2,503	$2,051	$11,573

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$8,850	$7,880	$20,219	$11,028	$9,037	$50,978

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$849	$897	$1,922	$1,052	$854	$4,881

For the six months ended Feb. 29, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,663	$4,518	$6,012	$7,679	$3,409	$22,515

For the six months ended Feb. 29, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$ —	$ —	$703	$ —	$ —	$ —
Class C	2,060	204	396	1,205	290	146

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2016, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$700,005	$8,194,333	$1,785,006	$1,120,024	$ —	$—
Sales	800,020	3,475,015	4,485,024	1,783,678	1,000,006	—
Net realized gain (loss)	—	—	—	900	—	—

* The contractual waiver period is from Dec. 29, 2014 through Dec. 29, 2016.

3. Investments

For the six months ended Feb. 29, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$7,826,901	$11,603,243	$13,133,216	$1,383,711	$7,423,293	$38,126,637
Sales	7,469,132	6,863,010	7,092,643	4,109,514	2,162,145	39,784,526

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$78,087,392	$85,718,169	$178,771,981	$98,508,180	$80,491,374	$447,529,605

Aggregate unrealized appreciation of investments	$6,349,255	$9,040,965	$16,316,514	$7,251,685	$6,674,140	$40,597,034
Aggregate unrealized depreciation of investments	(8,359)	—	(9,864)	—	(71,893)	(97,837)

Net unrealized appreciation of investments	$6,340,896	$9,040,965	$16,306,650	$7,251,685	$6,602,247	$40,499,197

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

Year of Expiration	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
2016	$ —	$ —	$44,178	$ —	$ —	$ —
2019	—	369,988	—	—	—	—
Total	$ —	$369,988	$44,178	$ —	$ —	$ —

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character

	Short-term	Long-term
Delaware Tax-Free Arizona Fund	$133,141	$1,670,287
Delaware Tax-Free California Fund	706,222	914,287
Delaware Tax-Free Colorado Fund	2,753,193	2,806,399
Delaware Tax-Free Idaho Fund	1,817,104	3,406,484
Delaware Tax-Free New York Fund	868,009	653,504
Delaware Tax-Free Pennsylvania Fund	1,200,451	1,815,676

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Delaware Tax-Free Arizona Fund
Securities	Level 2
Municipal Bonds	$83,728,289
Short-Term Investments	700,000
Total Value of Securities	$84,428,289

	Delaware Tax-Free California Fund
Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$91,131,721	$91,131,721
Short-Term Investments[1]	1,127,413	2,500,000	3,627,413

Total Value of Securities	$1,127,413	$93,631,721	$94,759,134

	Delaware Tax-Free Colorado Fund
Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$194,117,836	$194,117,836
Short-Term Investments[1]	270,795	690,000	960,795

Total Value of Securities	$270,795	$194,807,836	$195,078,631

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

	Delaware Tax-Free Idaho Fund

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$103,613,514	$103,613,514
Short-Term Investments	2,146,351	—	2,146,351

Total Value of Securities	$2,146,351	$103,613,514	$105,759,865

Delaware Tax-Free New York Fund
Securities	Level 2
Municipal Bonds	$87,093,621

Delaware Tax-Free Pennsylvania Fund
Securities	Level 2
Municipal Bonds	$488,028,802

1 Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Short-Term Investments	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Level 1	31.08%	28.18%
Level 2	68.92%	71.82%

Total	100.00%	100.00%

During the six months ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Shares sold:
Class A	263,643	188,212	482,558	475,231	330,144	590,765
Class C	4,157	90,627	206,660	189,314	128,332	115,561
Institutional Class	1,075	47,938	203,594	703,979	74,324	253,199
Shares issued upon reinvestment of dividends and distributions:
Class A	83,769	171,727	78,210	171,102	230,622	464,698
Class B	—	7	—	43	—	3
Class C	6,349	12,170	16,029	28,591	14,551	26,653
Institutional Class	848	1,151	15,525	28,295	7,945	13,909

	359,841	511,832	1,002,576	1,596,555	785,918	1,464,788

Shares redeemed:
Class A	(387,582)	(744,808)	(269,895)	(1,767,868)	(497,132)	(1,780,322)
Class B	—	(2,437)	—	(14,922)	—	(1,035)
Class C	(27,475)	(57,674)	(70,356)	(189,793)	(57,072)	(119,952)
Institutional Class	(4,023)	(3,123)	(59,344)	(376,300)	(23,531)	(84,895)

	(419,080)	(808,042)	(399,595)	(2,348,883)	(577,735)	(1,986,204)

Net increase (decrease)	(59,239)	(296,210)	602,981	(752,328)	208,183	(521,416)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/29/16	8/31/15	2/29/16	8/31/15	2/29/16	8/31/15
Shares sold:
Class A	192,454	538,926	467,372	898,197	1,264,029	3,162,192
Class C	143,518	292,319	160,576	216,895	323,346	517,225
Institutional Class	56,352	203,055	212,589	1,021,209	517,782	1,905,849
Shares issued upon reinvestment of dividends and distributions:
Class A	90,404	181,656	66,812	123,704	801,865	1,566,353
Class B	—	38	—	1	—	114
Class C	28,541	57,924	14,171	28,234	52,718	99,659
Institutional Class	3,659	6,158	18,013	28,510	36,006	40,292

	514,928	1,280,076	939,533	2,316,750	2,995,746	7,291,684

Shares redeemed:
Class A	(391,612)	(1,158,527)	(414,024)	(1,104,087)	(3,500,798)	(5,778,538)
Class B	—	(14,305)	—	(248)	—	(38,921)
Class C	(180,594)	(564,826)	(109,426)	(305,269)	(339,702)	(523,075)
Institutional Class	(11,630)	(77,674)	(55,117)	(100,027)	(232,844)	(347,515)

	(583,836)	(1,815,332)	(578,567)	(1,509,631)	(4,073,344)	(6,688,049)

Net increase (decrease)	(68,908)	(535,256)	360,966	807,119	(1,077,598)	603,635

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above, and the “Statements of changes in net assets.”

	Year ended
	8/31/15
	Class B	Class A
	Shares	Shares	Value
Delaware Tax-Free California Fund	102	102	1,234
Delaware Tax-Free Idaho Fund	10,178	10,172	117,182
Delaware Tax-Free Pennsylvania Fund	14,130	14,134	115,189

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Feb. 29, 2016 and year ended Aug. 31, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages, and the “Statements of changes in net assets.”

	Six months ended
	2/29/16
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free Pennsylvania Fund	13,144	—	$107,691	13,146	$107,691
	Year ended
	8/31/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free California Fund	33,790	—	$414,230	33,842	$414,230
Delaware Tax-Free Colorado Fund	—	6,337	72,603	6,369	72,603
Delaware Tax-Free Idaho Fund	2,800	—	32,191	2,804	32,191
Delaware Tax-Free Pennsylvania Fund	98,416	—	811,211	98,547	811,211

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of Feb. 29, 2016 or at any time during the period then ended.

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2016, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
8.88%	6.49%	10.90%	15.22%	2.17%	5.99%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Funds have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds Philadelphia, PA	J.P. Morgan Chase & Co. New York, NY	Lucinda S. Landreth Former Chief Investment Officer	International Miami, FL
Thomas L. Bennett	Joseph W. Chow		Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA		Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN
Rosemont, PA

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® STATE TAX-FREE INCOME TRUST

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2016